Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities
Lease liabilities

18.       Lease liabilities

On December 31, 2023, the Company had lease agreements corresponding mainly to the lease of third-party properties, with an average term of 2 to 5 years. The amount of the lease liability obligation in 2023 is R$2,808 (In 2022 R$4,816).

The change in the Company's lease liability balance to December 31, 2023 and 2022 occurred as follows:

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2022	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2023	Current	Non- Current
Lease of properties and equipment	1,992	2,824	4,816	(1,995)	(327)	(63)	-	377	2,808	2,056	752

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2021	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2022	Current	Non- Current
Lease of properties and equipment	2,220	2,038	4,258	(2,884)	(260)	(3,949)	7,139	512	4,816	1,992	2,824

The discount rate adopted by the Company was 10.12% p.a. for property and equipment rental contracts.